Share Plans (Tables)	12 Months Ended
Sep. 27, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of share-based compensation cost recognized
Total share-based compensation cost recognized within continuing and discontinued operations during 2013, 2012 and 2011 consisted of the following ($ in millions):

	2013	2012	2011
Selling, general and administrative expenses	$63	$81	$89
Separation costs	—	28	—
Restructuring, asset impairments and divestiture charges (gains), net	—	4	—
Total share-based compensation costs included in Continuing operations	63	113	89
Discontinued operations	—	27	21
Total share-based compensation costs	$63	$140	$110

Schedule of weighted average assumptions
The weighted-average assumptions used in the Black-Scholes option pricing model for 2013, 2012 and 2011 are as follows:

	2013	2012	2011
Expected stock price volatility	35%	36%	33%
Risk free interest rate	0.87%	1.46%	1.30%
Expected annual dividend per share	$0.60	$1.00	$0.84
Expected life of options (years)	5.8	5.8	5.2

Schedule of share-based compensation arrangements, activity during the period
A summary of the option activity as of September 27, 2013, and changes during the year then ended is presented below:

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value ($ in millions)
Outstanding as of September 28, 2012	21,670,340	$20.89
Granted	4,214,430	27.27
Exercised	(7,306,955)	20.90
Expired	(640,895)	21.69
Forfeited	(137,731)	23.98
Outstanding as of September 27, 2013	17,799,189	22.34	6.20	$225
Vested and unvested expected to vest as of September 27, 2013	16,924,966	22.19	6.09	$216
Exercisable as of September 27, 2013	9,190,538	21.20	4.31	$126

Schedule of share-based compensation arrangements, restricted stock unit awards and changes
A summary of the activity of the Company's restricted stock unit awards as of September 27, 2013 and changes during the year then ended is presented in the tables below:

Non-vested Restricted Stock Units	Shares	Weighted-Average Grant-Date Fair Value
Non-vested as of September 28, 2012	5,164,283	$20.24
Granted	1,366,929	27.66
Vested	(2,118,908)	18.49
Forfeited	(443,177)	20.76
Non-vested as of September 27, 2013	3,969,127	22.63

Schedule of share-based compensation arrangements, performance share unit awards and changes
A summary of the activity of the Company's performance share unit awards as of September 27, 2013 and changes during the year then ended is presented in the table below:

Non-vested Performance Share Units	Shares	Weighted-Average Grant-Date Fair Value
Non-vested as of September 28, 2012	—	$—
Granted	897,197	30.36
Vested	—	—
Forfeited	(41,355)	30.36
Non-vested as of September 27, 2013	855,842	30.36